Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 18 — RELATED PARTY TRANSACTIONS

CHS was a related party to QHC prior to the Spin-off.  The significant transactions and balances with CHS prior to the Spin-off and the agreements between QHC and CHS as of and subsequent to the Spin-off are described below.

Carve-Out from Parent

Prior to the Spin-off, QHC did not operate as a separate company and stand-alone financial statements were not prepared. Historically, QHC was managed and operated in the normal course of business with all other hospitals and affiliates of CHS. Accordingly, for the purposes of the carve-out financial statements related to the Spin-off, a combined opening balance sheet for the QHC hospitals and QHR was established.  The combined opening balance sheet included the assets and liabilities of QHC hospitals and QHR, as reported by CHS, and a net liability to CHS, referred to as Due to Parent, net, for the net investment held by CHS related to its contribution of these net assets.  The operating results of the QHC hospitals and QHR prior to the Spin-off were derived from the CHS operating results for these entities.  In addition, certain corporate overhead costs were allocated to QHC from CHS during the carve-out period for the purpose of estimating QHC’s share of these expenses.

Allocated Costs from CHS during the Carve-Out Period

CHS allocated costs to QHC during the carve-out period for a portion of its corporate overhead costs and any other costs related to QHC hospitals and QHR that were paid by CHS or covered by an agreement, policy or contract owned by CHS.

A summary of allocated costs to QHC from CHS follows (in thousands):

	Year Ended December 31,
	2016	2015	2014

Insurance costs	$44,246	$134,290	$121,202
Management fees from Parent	11,792	36,466	36,902
All other allocated costs	25,021	72,262	69,867
Total related party operating costs and expenses	$81,059	$243,018	$227,971

The allocation of insurance costs from CHS primarily included costs for self-insurance estimates and third-party policies related to employee health, professional and general liability and workers’ compensation coverage.  Insurance costs were primarily allocated to QHC based on claims history of the QHC hospitals, as determined on an individual hospital level.  Corporate management fees were allocated to QHC for certain corporate functions of CHS, including services such as, among others, executive and divisional management, treasury, accounting, risk management, legal, procurement, human resources, information technology support and other administrative support services.  These corporate overhead costs were allocated to QHC using a ratio based on the number of licensed beds at each QHC hospital in proportion to CHS’ total licensed beds.  This methodology is comparable to how CHS allocates corporate overhead costs to all of its hospitals through a management fee charge that eliminates in consolidation.  All other allocated costs included any other costs allocated to QHC hospitals or QHR and that were not part of management fees.  These costs were allocated to QHC using ratios based on revenues, expenses or licensed beds.  If possible, allocations were made on a specific identification basis.

Following the Spin-off, the Company began performing corporate functions using internal resources or purchased services, certain of which are being provided by CHS pursuant to the transition services agreements and other ancillary agreements.  See the section “Agreements with CHS Related to the Spin-off” below.

Due to Parent, Net

Prior to the Spin-off, Due to Parent, net, in the consolidated and combined balance sheets represented the Company’s cumulative liability to CHS for the net assets of QHC hospitals and QHR, as well as an allocation of costs for corporate functions.  See Note 1 — Description of the Business and Spin-off and the Due to Parent, net accounting policy in Note 2 — Basis of Presentation and Significant Accounting Policies for additional information on the types of transactions settled through Due to Parent, net during the carve-out period and the transactions that occurred to settle the liability in connection with the Spin-off.

During the carve-out period, QHC was charged interest on a monthly basis by CHS on the amount of Due to Parent, net, outstanding at the end of each month.  Interest rates were variable and ranged from 4% to 7% during the carve-out period.  Interest expense incurred on Due to Parent, net was recorded as an increase in the Due to Parent, net, liability and was deemed settled each month.  The total amount of related party interest expense arising from the liability with CHS was $35.8 million, $98.0 million and $93.6 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Agreements with CHS Related to the Spin-off

In connection with the Spin-off and effective as of the Spin-off date, April 29, 2016, the Company entered into certain agreements with CHS that allocated between the Company and CHS the various assets, employees, liabilities and obligations (including investments, property, employee benefits and tax-related assets and liabilities) that were previously part of CHS.  In addition, these agreements govern certain relationships between, and activities of, the Company and CHS for a definitive period of time after the Spin-off, as specified by each individual agreement.

The agreements were as follows:

•

Separation and Distribution Agreement.  This agreement governed the principal actions of both the Company and CHS that needed to be taken to effect the Spin-off. It also sets forth other agreements that govern certain aspects of the Company’s relationship with CHS following the Spin-off.

•

Tax Matters Agreement.  This agreement governs respective rights, responsibilities and obligations of the Company and CHS after the Spin-off with respect to deferred tax liabilities and benefits, tax attributes, tax contests and other tax sharing regarding U.S. federal, state and local income taxes, other tax matters and related tax returns.

•

Employee Matters Agreement.  This agreement governs certain compensation and employee benefit obligations with respect to the employees and non-employee directors of the Company and CHS.  It also allocated liabilities and responsibilities relating to employment matters, employee compensation, employee benefit plans and other related matters as of the Spin-off date.

In addition to the agreements referenced above, the Company entered into certain transition services agreements and other ancillary agreements with CHS defining agreed upon services, as specified by each agreement, to be provided by CHS to certain or all QHC hospitals commencing on the Spin-off date.  The agreements generally have terms of five years.

A summary of the major provisions of the transition services agreements follows:

•

Shared Services Centers Transition Services Agreement.  This agreement defines services to be provided by CHS related to billing and collections utilizing CHS shared services centers.  Services include, but are not limited to, billing and receivables management, statement processing, denials management, cash posting, patient customer service, and credit balance and other account research.  In addition, it provides for patient pre-arrival services, including pre-registration, insurance verification, scheduling and charge estimates.  Fees are based on a percentage of cash collections each month.

•

Computer and Data Processing Transition Services Agreement.  This agreement defines services to be provided by CHS for information technology infrastructure, support and maintenance. Services include, but are not limited to, operational support for various applications, oversight, maintenance and information technology support services, such as helpdesk, product support, network monitoring, data center operations, service ticket management and vendor relations. Fees are based on both a fixed charge for labor costs, as well as direct charges for all third-party vendor contracts entered into by CHS on QHC’s behalf.

•

Receivables Collection Agreement (“PASI”).  This agreement defines services to be provided by CHS’ wholly-owned subsidiary, PASI, which currently serves as a third-party collection agency to us related to accounts receivable collections of both active and bad debt accounts of QHC hospitals, including both receivables that existed as of the Spin-off date and those that have occurred during the operating period since the Spin-off date.  Services include, but are not limited to, self-pay collections, insurance follow-up, collection letters and calls, payment arrangements, payment posting, dispute resolution and credit balance research.  Fees are based on the type of service and are calculated based on a percentage of recoveries.

•

Billing and Collection Agreement (“PPSI”).  This agreement defines services to be provided by CHS related to collections of accounts receivable generated from outpatient healthcare services. Services include, but are not limited to, self-pay collections, insurance follow-up, collection letters and calls, payment arrangements, payment posting, dispute resolution and credit balance research. Fees are based on the type of service and are calculated based on a percentage of recoveries.

•

Employee Service Center Agreement. This agreement defines services to be provided by CHS related to payroll processing and human resources information systems (“HRIS”) support.  Fees are based on a fixed charge per employee headcount per month.

•

Eligibility Screening Services Agreement.  This agreement defines services to be provided by CHS for financial and program criteria screening related to Medicaid or other program eligibility for pure self-pay patients.  Fees are based on a fixed charge for each hospital receiving services.

The total amount of expenses incurred by the Company under transition services agreements with CHS following the Spin-off combined with the allocations from CHS for these same services prior to the Spin-off were $66.4 million for the year ended December 31, 2016. Allocations from CHS for these services were $60.2 million and $40.5 million for the years ended December 31, 2015 and 2014, respectively.